Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Warrants [Table Text Block]	At December 31, 2020, the Company had the following outstanding warrants to purchase common shares:

Date issued	Contractual life (years)	Exercise price per share	Number outstanding		Expiration
March 2016	5	$500.00	150		March 4, 2021
August 2017	5	$42.00	37,500		August 11, 2022
August 2017	5	$42.00	11,876		August 16, 2022
August 2017	5	$42.00	25,625		August 22, 2022
April 2018	5	$5.60	111,563		April 17, 2023
March 2020	3	$0.60	905,820		March 23, 2023
April 2020	5	$0.92	1,694,000		April 30, 2025
			2,786,534	(1)
_______________
(1)Includes 1,860,320 of warrants to purchase common shares, in the aggregate, outstanding to related parties at December 31, 2020.